As filed with the Securities and Exchange Commission on April 1, 2002.

                                                      File No. 333-81144

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

   Pre-Effective Amendment No.  ______                            [ ]

   Post-Effective Amendment No. 1                                 [X]


                     FRANKLIN INVESTORS SECURITIES TRUST
                     -----------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                          MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY SAN MATEO, CA 94403-1906
                ---------------------------------------------
                   (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                         Philadelphia, PA 19103-7098


Title of the securities being registered: Shares of beneficial interest with a par value of $.01 per share, of Franklin Total Return Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                    PART A
Part A of the Franklin Investors Securities Trust N-14 is incorporated by reference to the electronic filing made on March 6, 2002 under File No. 333-81144.

                                    PART B
Part B of the Franklin Investors Securities Trust N-14 is incorporated by reference to the electronic filing made on March 6, 2002 under File No. 333-81144.

                                    PART C

                              OTHER INFORMATION

Item 15.    INDEMNIFICATION
            ------------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following documents are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and 14(a):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a)     Agreement and Declaration of Trust dated December 16, 1986
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (b) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (c) Certificate of Amendment of Agreement and Declaration of Trust dated March 13, 1990
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (d) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
                    Filing: Post-Effective Amendment No. 22 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: February 26, 1998

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)     By-Laws
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (b)     Amendment to By-Laws dated January 18, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a)     Agreement and Plan of Reorganization dated February 25,
                    2002

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between the Registrant and Franklin Advisers, Inc. dated April 15, 1987
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (b) Administration Agreement between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (c) Amendment dated August 1, 1995 to the Administration Agreement between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                  Filing: Post-Effective Amendment No. 17 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

            (d) Investment Advisory Agreement between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

            (e) Investment Advisory Agreement between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisors Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated
                                October 31, 2000
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: March 8, 1996

            (b) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: December 29, 1998

            (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: February 27, 2001

            (d) Amendment dated March 28, 2001, to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (e) Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (f) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (g) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 11 to Registration
                             Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: March 8, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Distribution Plan between the Registrant, on behalf of Franklin Short-Intermediate U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (b) Distribution Plan between the Registrant, on behalf of Franklin Convertible Securities Fund, and
                  Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (c) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (d) Distribution Plan between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (e) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible
                  Securities Fund and Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (f) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (g) Distribution Plan between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 16, 1998
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (h) Class A Distribution Plan between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (i) Class B Distribution Plan between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (j) Class C Distribution Plan between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (k) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (l) Class B Distribution Plan Pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
                  Filing: Post-Effective Amendment No. 32 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 2002

            (m) Class C Distribution Plan Pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
                  Filing: Post-Effective Amendment No. 32 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 2002

            (n) Multiple Class Plan for Franklin Short-Intermediate U.S. Government Securities Fund dated June 18, 1996
                  Filing: Post-Effective Amendment No. 20 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 31, 1996

            (o) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
                  Filing: Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 1997

            (p) Multiple Class Plan for Franklin Equity Income Fund dated March 19, 1998
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

            (q) Multiple Class Plan For Franklin Floating Rate Daily Access Fund dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

(r)   Multiple Class Plan for Franklin Total Return Fund dated December 13,
                  2001
                  Filing: Post-Effective Amendment No. 32 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 2002

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)   Opinion and Consent of Counsel dated December 14, 1998
                  Filing: Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (b) Fund Administration Agreement between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC dated January 1, 2001
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (c) Fund Administration Agreement between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a)   Consent of Ernst & Young LLP, independent auditors to FTI
                  Funds

      (15)  All financial statements omitted pursuant to Item 14(a)(1);

            Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a) Power of Attorney for Franklin Investors Securities Trust dated February 15, 2000
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

      (17)  Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                  SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of April, 2002.


                                FRANKLIN INVESTORS SECURITIES TRUST
                                -----------------------------------
                                (Registrant)

                                By:/s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*                      Principal Executive Officer
-------------------                      and Trustee
Edward B. Jamieson                       Dated: April 1, 2002

MARTIN L. FLANAGAN*                      Principal Financial Officer
-------------------                      Dated: April 1, 2002
Martin L. Flanagan

KIMBERLEY H. MONASTERIO*                 Principal Accounting Officer
------------------------                 Dated: April 1, 2002
Kimberley H. Monasterio

FRANK H. ABBOTT, III*                    Trustee
---------------------                    Dated: April 1, 2002
Frank H. Abbott, III

HARRIS J. ASHTON*                        Trustee
-----------------                        Dated: April 1, 2002
Harris J. Ashton

S. JOSEPH FORTUNATO*                     Trustee
--------------------                     Dated: April 1, 2002
S. Joseph Fortunato

EDITH E. HOLIDAY*                        Trustee
-----------------                        Dated: April 1, 2002
Edith E. Holiday

CHARLES B. JOHNSON*                      Trustee
-------------------                      Dated: April 1, 2002
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                  Trustee
-----------------------                  Dated: April 1, 2002
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                       Trustee
------------------                       Dated: April 1, 2002
Frank W.T. LaHaye

GORDON S. MACKLIN*                       Trustee
------------------                       Dated: April 1, 2002
Gordon S. Macklin


*By:  /s/David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                     FRANKLIN INVESTORS SECURITIES TRUST
                         N-14 REGISTRATION STATEMENT
                                EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION

EX-99.(4)(a)           Agreement and Plan of Reorganization dated February 25,
                       2002

EX-99.(12)(a)          Opinion and Consent of Counsel Supporting Tax Matters
                       and Consequences to Shareholders

EX-99.(14(a)           Consent of Ernst & Young LLP, independent auditors to
                       FTI Funds